Intangible Assets - Balances by Major Asset Class - Future Amortization Expense (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Amortization expense for the next 5 years
2016	$ 57,837,000	$ 60,835,000
2017	53,908,000	57,865,000
2018	53,908,000	53,935,000
2019	$ 53,908,000	53,935,000
2020		$ 53,935,000